Application of IFRS 9 Financial Instruments and IFRS 15 Revenue from Contracts with Customers(Table)	12 Months Ended
Dec. 31, 2018
Disclosure Of Application of IFRS 9 Financial Instruments and IFRS 15 Revenue from Contracts with Customers [Abstract]
Disclosure of financial assets at date of initial application of IFRS 9 [Text Block]

The Group has applied IFRS 9 Financial Instruments and IFRS 15 Revenue from Contracts with Customers, which was issued on September 25, 2015, for the first time for their annual reporting period commencing January 1, 2018. Impact of the application of IFRS 9 and IFRS 15 on the Group’s consolidated financial statements is as follows:

The Group’s categories and carrying amounts of financial assets per IAS 39 and IFRS 9 as of the initial application date are as follows:

Measurement categories		Carrying amounts
December 31, 2017 (IAS 39)	January 1, 2018 (IFRS 9)	IAS 39[1]		Reclassification		Remeasurement		IFRS 9[1]
		(In millions of Korean won)
Cash and due from financial institutions	Financial assets at amortized cost	￦	19,817,825	￦	(2,795,301)	￦	(1,797)	￦	17,020,727
	Financial assets at fair value through profit or loss[2]		—		2,795,702		(12,881)		2,782,821

	Sub-total		19,817,825		401		(14,678)		19,803,548

Financial assets at fair value through profit or loss

Financial assets held for trading: debt securities	Financial assets at fair value through profit or loss		25,168,338		—		—		32,227,345
Financial assets held for trading: equity securities			4,935,100
Financial assets held for trading: others			73,855
Financial assets designated at fair value through profit or loss[3]			2,050,052

	Sub-total		32,227,345		—		—		32,227,345

Derivative financial instruments held for trading	Derivative financial instruments held for trading		2,998,042		(43,787)		—		2,954,255
Derivative instruments designated for hedging	Derivative instruments designated for hedging		312,124		—		—		312,124

	Sub-total		3,310,166		(43,787)		—		3,266,379

Loans	Financial assets at amortized cost		290,122,838		(608,156)		(544,468)		288,970,214
	Financial assets at fair value through profit or loss[2]		—		616,666		12,557		629,223

	Sub-total		290,122,838		8,510		(531,911)		289,599,437

Financial investments
Available-for-sale financial assets: debt securities	Financial assets at fair value through other comprehensive income		38,959,401		(5,347,493)		—		33,611,908
	Financial assets at fair value through profit or loss[2]		—		2,511,902		—		2,511,902
	Financial assets at amortized cost		—		2,835,591		4,118		2,839,709
Available-for-sale financial assets: equity securities	Financial assets measured at fair value through other comprehensive income		9,156,862		(6,789,392)		275		2,367,745
	Financial assets at fair value through profit or loss[2]		—		6,800,720		(88)		6,800,632
Held-to-maturity financial assets	Financial assets at amortized cost		18,491,980		(274,020)		4,116		18,222,076
	Financial assets at fair value through profit or loss[2]		—		274,020		(4,359)		269,661

	Sub-total		66,608,243		11,328		4,062		66,623,633

Other financial assets	Financial assets at amortized cost		10,195,015		(1,637)		(5,085)		10,188,293

	Total	￦	422,281,432	￦	(25,185)	￦	(547,612)	￦	421,708,635

[1]	Net of allowance.
[2]

In accordance with IFRS 4, the Group has designated the financial assets related with insurance contract (cash and due from financial institutions amounting to ￦ 186,293 million, loans amounting to ￦ 587 million, available-for-sale financial assets amounting to ￦ 6,349,091 million, and held-to-maturity investments amounting to ￦ 57,386 million) to use overlay approach. Regarding the designated financial assets, the Group has reclassified the profit or loss amount that the Group would have applied ISA 39, instead of IFRS 9.

[3]

Financial assets amounting to ￦ 2,050,052 million under ISA 39, which were classified as financial assets designated at fair value through profit or loss, have been reclassified to financial assets at fair value through profit or loss by applying IFRS 9, without designation of fair value option.

Disclosure of financial liabilities at date of initial application of IFRS 9 [Text Block]

The Group’s categories and carrying amounts of financial liability per ISA 39 and IFRS 9 as of the initial application date are as follows:

Measurement categories		Carrying amounts
December 31, 2017 (IAS 39)	January 1, 2018 (IFRS 9)	IAS 39		Reclassification		Remeasurement		IFRS 9
		(In millions of Korean won)
Financial liabilities held for trading	Financial liabilities at fair value through profit or loss	￦	1,944,770	￦	—	￦	—	￦	1,944,770
Financial liabilities designated at fair value through profit or loss	Financial liabilities designated at fair value through profit or loss		10,078,288		—		—		10,078,288
Derivative financial instruments held for trading	Derivative financial instruments held for trading		3,054,614		(3,737)		—		3,050,877
Derivative instruments designated as fair value hedge	Derivative instruments designated as fair value hedge		88,151		(404)		—		87,747
Deposits	Financial liabilities at amortized cost		255,800,048		—		—		255,800,048
Debts	Financial liabilities at amortized cost		28,820,928		—		—		28,820,928
Debentures	Financial liabilities at amortized cost		44,992,724		—		—		44,992,724
Other financial liabilities	Financial liabilities at amortized cost		18,330,004		(21,043)		2,899		18,311,860

Total		￦	363,109,527	￦	(25,184)	￦	2,899	￦	363,087,242

Disclosure Of The Carrying Amounts Of The Categories Of Financial Assets Per IFRS 9 As Of The Initial Application Date [Text Block]

The carrying amounts of the categories of financial assets per IFRS 9 as of the initial application date are as follows:

	January 1, 2018
	Financial assets at fair value through profit or loss		Financial assets at fair value through other comprehensive income		Financial assets at amortized cost[1]		Derivative instruments designated for hedging		Total
	(In millions of Korean won)
Cash and due from financial institutions	￦	—	￦	—	￦	17,020,727	￦	—	￦	17,020,727
Financial assets at fair value through profit or loss		45,221,584		—		—		—		45,221,584
Derivative instruments designated for trading		2,954,255		—		—		—		2,954,255
Derivative instruments designated for hedging		—		—		—		312,124		312,124
Loans at amortized cost		—		—		288,970,214		—		288,970,214
Financial investments		—		35,979,653		21,061,785		—		57,041,438
Other financial assets		—		—		10,188,293		—		10,188,293

Total	￦	48,175,839	￦	35,979,653	￦	337,241,019	￦	312,124	￦	421,708,635

[1]	Net of allowance.

On January 1, 2018 (the date of the initial application of IFRS 9), there were no financial assets at fair value through profit or loss reclassified to financial assets at amortized cost or financial assets at fair value through other comprehensive income.

Disclosure Of Financial Assets Reclassified As Measured At Amortised Cost Per IFRS 9 As Of The Initial Application Date [Text Block]

On January 1, 2018 (the date of the initial application of IFRS 9), the Group classified certain financial assets, other than financial assets at amortized cost as at January 1, 2018, to amortized cost as follows:

	Measurement categories before reclassification	Fair value		Recognizable valuation gain or loss if not reclassified
	(In millions of Korean won)
Currency stabilization bond	Available-for-sale	￦	1,975,001	￦	(248)
Asset backed securities	Available-for-sale		860,590		(4,046)

Total		￦	2,835,591	￦	(4,294)

Disclosure Of The Reconciliation Of The Ending Allowances And Provision In Accordance With IAS 39 To The Opening Allowances In Accordance With IFRS 9 [Text Block]

The reconciliation of the ending allowances/provision in accordance with IAS 39 to the opening allowances in accordance with IFRS 9 is as follows:

Measurement categories		Allowances/Provision
December 31, 2017 (IAS 39)	January 1, 2018 (IFRS 9)	IAS 39		Reclassification		Remeasurement		IFRS 9
		(In millions of Korean won)
Loans and receivables
Due from financial institutions	Financial assets at amortized cost	￦	—	￦	—	￦	1,797	￦	1,797
Loans	Financial assets at amortized cost		2,064,469		—		544,468		2,608,937
	Financial assets at fair value through profit or loss		45,763		(45,763)		—		—
Other financial assets	Financial assets at amortized cost		104,813		—		5,086		109,899
Available-for-sale
Debt securities	Financial assets at fair value through other comprehensive income		—		—		4,433		4,433
	Financial assets at amortized cost		—		—		176		176
Held-to-maturity securities
Debt securities	Financial assets at amortized cost		—		—		1,530		1,530

	Sub-total		2,215,045		(45,763)		557,490		2,726,772

Unused commitments and guarantees			267,011		—		28,637		295,648

Financial guarantees			2,682		—		2,175		4,857

	Total	￦	2,484,738	￦	(45,763)	￦	588,302	￦	3,027,277

Disclosure Of The Impact On Other Comprehensive Income As Of The Initial Application Date [Text Block]

On January 1, 2018 (the date of the initial application of IFRS 9 and IFRS 15), the impact on other comprehensive income due to financial liabilities designated at fair value through profit or loss is as follows:

	Impact of application
	(In millions of Korean won)
December 31, 2017 (before adoption of IFRS 9)	￦	—
Valuation loss from own credit risk of financial liabilities designated at fair value through profit or loss		(14,397)
Tax effect		3,959

January 1, 2018 (after adoption of IFRS 9)	￦	(10,438)

On January 1, 2018 (the date of the initial application of IFRS 9), the impact on other comprehensive income due to financial assets designated at fair value through other comprehensive income and others is as follows:

	Impact of application
	(In millions of Korean won)
December 31, 2017 (before adoption of IFRS 9)	￦	537,668
Change of classification/subsequent measurement category: available for sale to financial assets at amortized cost		4,295
Change of classification/subsequent measurement category: available for sale to financial assets at fair value through profit or loss		145,670
Reclassification of valuation gain or loss of derivatives from equity securities at other comprehensive income		5,854
Recognition of expected credit losses on debt securities at other comprehensive income		4,433
Reversal of impairment on equity securities at other comprehensive income		(617,004)
Changes in other comprehensive income of associates and joint ventures		(3,611)
Application of overlay approach		(10,903)
Adjustment of shares between contracting party		3,809
Others		391
Tax effect		128,028

January 1, 2018 (after adoption of IFRS 9)	￦	198,630

Disclosure Of The Impact On Retained Earnings As Of The Initial Application Date [Text Block]

On January 1, 2018 (the date of the initial application of IFRS 9 and IFRS 15), the impact on retained earnings is as follows:

	Impact of application
	(In millions of Korean won)
December 31, 2017 (before adoption of IFRS 9)	￦	15,044,204
Change of classification/subsequent measurement category: available for sale to financial assets at fair value through profit or loss		(145,670)
Reclassification of valuation gain or loss of derivatives from equity securities at other comprehensive income		(5,854)
Recognition of expected credit losses on debt securities at other comprehensive income		(4,433)
Reversal of impairment loss on equity securities at other comprehensive income		617,004
Changes in gains or losses on equity method for investments in associates and joint ventures		4,061
Effect of adjustment in convertible private bond		12,558
Valuation of fair value of structured deposits and debts		(17,291)
Application of expected credit losses on financial assets at amortized cost		(553,057)
Effect of changes in provision for unused commitment, etc.		(30,812)
Valuation loss from self-credit-risk of financial liabilities designated at fair value through profit or loss		14,397
Application of overlay approach		10,903
Effect of Retained Earnings by application of IFRS 15[1]		883
Others		2,527
Tax effect		23,060

January 1, 2018 (after adoption of IFRS 9)	￦	14,972,480

[1]	The Group has applied the revenue recognition with distinguishing between the duty to perform management and agency service for fee.